CUSTOMER CONCENTRATIONS (Details Narrative) - Maximum [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 225,420	$ 142,510	$ 227,128	$ 194,409
Accounts receivable	$ 15,564	$ 9,302	$ 8,939	$ 9,302